Financial instruments and financial risk factors - Disclosure of Detailed Information of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 666,755,807	$ 665,148,172	$ 12,159,399
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	11,501,265	4,072,701
Recurring fair value measurement [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of assets [line items]
Assets		4,072,701	571,300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	11,501,265	4,072,701
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of assets [line items]
Assets		4,072,701	571,300
Recurring fair value measurement [member] | Accounts Receivable [Member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of assets [line items]
Assets		4,072,701	571,300
Recurring fair value measurement [member] | Accounts Receivable [Member] | Level 2 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of assets [line items]
Assets		4,072,701	$ 571,300
Recurring fair value measurement [member] | Accounts Receivable [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	11,501,265	4,072,701
Recurring fair value measurement [member] | Accounts Receivable [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 11,501,265	$ 4,072,701